Accounting standards not yet adopted	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting standards not yet adopted
5.	Accounting standards not yet adopted
New accounting standards and interpretations have been published or are in the process of being amended and will be effective in the coming years, however they were not cited, as, according to the Company’s assessment, no material impact arising from their application is expected.